Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following:

	December 31, 2022	December 31, 2021
Trocars	$4,645	$4,448
Leasehold improvements	1,028	254
Office equipment	238	223
Computer software	140	135
Furniture and fixtures	161	119
Computer equipment	102	97
Construction in process	—	705

Property and equipment	6,314	5,981
Less: Accumulated depreciation	(4,810)	(3,646)

Property and equipment, net	$1,504	$2,335

Total depreciation expense related to property and equipment was $1,164 and $713 for the years ended December 31, 2022 and 2021. Total depreciation expense was included in Selling, general and administrative expense in the consolidated statements of income and comprehensive income. The Company has not acquired any property and equipment under finance leases.